UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	July 28, 2005
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	60
Form 13F Information Table Value Total:	$246834


List of Other Included Managers:		None

                                                  KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                            June 30, 2005
                                                          Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579Y101      578     8000 SH       Sole                     8000
Amgen                          COM              031162100     2322    38400 SH       Sole                    38400
Arrow Electronics, Inc.        COM              042735100     3460   127400 SH       Sole                   127400
Automatic Data                 COM              053015103     2959    70500 SH       Sole                    70500
BankAmerica Corp               COM              060505104     7070   155004 SH       Sole                   155004
CVS Corporation                COM              126650100     8268   284400 SH       Sole                   284400
Caterpillar Inc                COM              149123101     4432    46500 SH       Sole                    46500
Cendant Corp                   COM              151313103     3514   157100 SH       Sole                   157100
Chevron Corporation            COM              166764100     8485   151736 SH       Sole                   151736
Cisco Systems                  COM              17275R102     7904   414240 SH       Sole                   414240
Citigroup Inc                  COM              172967101     7531   162899 SH       Sole                   162899
Clear Channel Comm Com         COM              184502102     2459    79500 SH       Sole                    79500
Clorox Co                      COM              189054109     3243    58200 SH       Sole                    58200
Dell Inc.                      COM              24702R101     4538   115000 SH       Sole                   115000
Duke Energy Corp               COM              264399106     3657   123000 SH       Sole                   123000
E M C Corp                     COM              268648102     4785   349000 SH       Sole                   349000
Exxon Mobil Corp               COM              30231G102     9133   158912 SH       Sole                   158912
Flextronics Intl Ltd           COM              Y2573F102     2166   164000 SH       Sole                   164000
Gap Inc                        COM              364760108     3435   173900 SH       Sole                   173900
Genentech Inc                  COM              368710406     4183    52100 SH       Sole                    52100
General Electric Company       COM              369604103     4802   138600 SH       Sole                   138600
General Mills                  COM              370334104     3921    83800 SH       Sole                    83800
Honeywell Intl Inc             COM              438516106     3813   104100 SH       Sole                   104100
Intel Corp                     COM              458140100     8061   309800 SH       Sole                   309800
International Paper            COM              460146103     5039   166800 SH       Sole                   166800
Intl Business Machines         COM              459200101     4144    55850 SH       Sole                    55850
Johnson & Johnson              COM              478160104     4966    76400 SH       Sole                    76400
Kimberly-Clark                 COM              494368103     1715    27404 SH       Sole                    27404
Kohls Corp                     COM              500255104     3886    69500 SH       Sole                    69500
L-3 Communications             COM              502424104     3706    48400 SH       Sole                    48400
Mc Donalds Corporation         COM              580135101     3857   139000 SH       Sole                   139000
Merrill Lynch & Co Inc         COM              590188108     3185    57900 SH       Sole                    57900
Microsoft Corp                 COM              594918104     6073   244500 SH       Sole                   244500
Nike Inc CL B                  COM              654106103     2122    24500 SH       Sole                    24500
Nokia Corp ADR                 COM              654902204     3335   200400 SH       Sole                   200400
Northern Trust Corp            COM              665859104     1140    25000 SH       Sole                    25000
Oracle Corp                    COM              68389X105     1807   136900 SH       Sole                   136900
Pepsico Inc                    COM              713448108     3279    60800 SH       Sole                    60800
Pfizer Inc                     COM              717081103     5389   195385 SH       Sole                   195385
Procter & Gamble Co            COM              742718109     6377   120900 SH       Sole                   120900
SPDR Trust Series 1            COM              78462F103    12621   105900 SH       Sole                   105900
Schlumberger Ltd               COM              806857108     3478    45800 SH       Sole                    45800
Schwab Charles Corp            COM              808513105     4264   378000 SH       Sole                   378000
State Street Corp              COM              857477103     2770    57400 SH       Sole                    57400
Target Corp                    COM              87612e106     8243   151500 SH       Sole                   151500
Texas Instruments Inc          COM              882508104     6703   238800 SH       Sole                   238800
The Allstate Corporation       COM              020002101     5419    90700 SH       Sole                    90700
Time Warner Inc                COM              887317105     3395   203200 SH       Sole                   203200
Transocean Sedco Forex         COM              G90078109      270     5000 SH       Sole                     5000
United Parcel Service          COM              911312106     1383    20000 SH       Sole                    20000
United Technologies Corp       COM              913017109     6962   135580 SH       Sole                   135580
Verisign Inc                   COM              92343E102     2157    75000 SH       Sole                    75000
Wal-Mart Stores                COM              931142103     4381    90900 SH       Sole                    90900
Wyeth                          COM              983024100     3756    84400 SH       Sole                    84400
duPont (EI) deNemours          COM              263534109     5045   117300 SH       Sole                   117300
REPORT SUMMARY                 55 DATA RECORDS              245586            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
